First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 47.0%
	Aerospace & Defense – 2.4%
$1,500,000	Howmet Aerospace, Inc.	3.00%	01/15/29	$1,356,082
2,200,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,278,916
1,000,000	Lockheed Martin Corp.	5.70%	11/15/54	1,067,128
1,000,000	Lockheed Martin Corp.	5.90%	11/15/63	1,096,879
500,000	Northrop Grumman Corp.	2.93%	01/15/25	490,792
500,000	Northrop Grumman Corp.	3.25%	01/15/28	472,611
500,000	Northrop Grumman Corp.	4.70%	03/15/33	488,355
750,000	Northrop Grumman Corp.	4.03%	10/15/47	613,866
250,000	Northrop Grumman Corp.	5.25%	05/01/50	245,510
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	940,117
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,436,746
600,000	RTX Corp.	5.75%	01/15/29	621,243
1,000,000	RTX Corp.	6.00%	03/15/31	1,051,830
2,500,000	RTX Corp.	5.15%	02/27/33	2,506,067
1,000,000	RTX Corp.	6.10%	03/15/34	1,069,382
1,500,000	RTX Corp.	3.13%	07/01/50	1,025,115
1,000,000	RTX Corp.	2.82%	09/01/51	636,950
2,500,000	RTX Corp.	5.38%	02/27/53	2,467,560
1,000,000	RTX Corp.	6.40%	03/15/54	1,132,332
				21,997,481
	Banks – 6.2%
750,000	Bank of America Corp. (a)	2.02%	02/13/26	726,724
1,000,000	Bank of America Corp. (a)	1.20%	10/24/26	936,265
2,500,000	Bank of America Corp. (a)	5.08%	01/20/27	2,488,231
500,000	Bank of America Corp. (a)	3.56%	04/23/27	482,577
450,000	Bank of America Corp. (a)	2.55%	02/04/28	418,400
475,000	Bank of America Corp. (a)	4.38%	04/27/28	463,872
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	992,745
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,106,386
500,000	Bank of America Corp. (a)	4.27%	07/23/29	482,137
500,000	Bank of America Corp. (a)	3.97%	02/07/30	474,025
500,000	Bank of America Corp. (a)	3.19%	07/23/30	454,251
500,000	Bank of America Corp. (a)	2.88%	10/22/30	444,445
500,000	Bank of America Corp. (a)	1.90%	07/23/31	410,547
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	815,118
500,000	Bank of America Corp. (a)	2.57%	10/20/32	414,980
500,000	Bank of America Corp. (a)	4.57%	04/27/33	475,130
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,490,788
1,500,000	Bank of America Corp. (a)	5.47%	01/23/35	1,510,346
500,000	Bank of America Corp. (a)	4.08%	04/23/40	432,315
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	711,964
2,000,000	Bank of America N.A.	5.65%	08/18/25	2,012,770
400,000	Fifth Third Bancorp (a)	6.34%	07/27/29	412,502
500,000	JPMorgan Chase & Co. (a)	2.60%	02/24/26	487,191
500,000	JPMorgan Chase & Co. (a)	1.05%	11/19/26	466,341
500,000	JPMorgan Chase & Co. (a)	1.04%	02/04/27	462,849
500,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	463,645
1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	912,673
1,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	996,864
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	516,942
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	952,881
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	495,946
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	473,097
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	887,349

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	$1,007,842
1,000,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	996,316
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	468,619
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	845,734
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	854,118
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	979,474
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	1,004,218
1,000,000	JPMorgan Chase & Co. (a)	5.34%	01/23/35	1,004,288
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	698,283
2,500,000	JPMorgan Chase Bank N.A.	5.11%	12/08/26	2,507,821
2,054,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	2,056,855
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,518,712
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	969,092
2,000,000	Truist Financial Corp. (a)	7.16%	10/30/29	2,133,484
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,071,586
1,500,000	US Bancorp (a)	5.38%	01/23/30	1,507,014
1,000,000	Wells Fargo & Co. (a)	5.20%	01/23/30	998,182
1,000,000	Wells Fargo & Co. (a)	5.50%	01/23/35	1,002,731
1,750,000	Wells Fargo Bank N.A.	5.55%	08/01/25	1,758,767
2,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	1,990,502
2,250,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,265,727
1,000,000	Wells Fargo Bank N.A.	5.25%	12/11/26	1,004,150
				56,915,811
	Beverages – 1.4%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	846,398
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,046,025
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,516,107
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	226,553
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,081,372
1,500,000	Constellation Brands, Inc.	4.80%	01/15/29	1,488,001
2,000,000	Constellation Brands, Inc.	4.90%	05/01/33	1,962,896
2,000,000	Keurig Dr. Pepper, Inc.	5.10%	03/15/27	2,003,552
1,200,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,137,267
				12,308,171
	Biotechnology – 1.7%
2,000,000	AbbVie, Inc.	2.95%	11/21/26	1,905,136
3,250,000	AbbVie, Inc.	4.80%	03/15/29	3,256,495
225,000	AbbVie, Inc.	5.05%	03/15/34	227,895
275,000	AbbVie, Inc.	4.40%	11/06/42	249,809
300,000	AbbVie, Inc.	4.70%	05/14/45	280,754
250,000	AbbVie, Inc.	4.88%	11/14/48	239,296
1,000,000	AbbVie, Inc.	4.25%	11/21/49	866,819
500,000	Amgen, Inc.	2.45%	02/21/30	437,430
500,000	Amgen, Inc.	5.25%	03/02/30	507,789
1,000,000	Amgen, Inc.	5.25%	03/02/33	1,008,865
750,000	Amgen, Inc.	3.15%	02/21/40	576,675
1,000,000	Amgen, Inc.	2.80%	08/15/41	725,177
3,000,000	Amgen, Inc.	5.60%	03/02/43	3,054,024
2,500,000	Amgen, Inc.	5.65%	03/02/53	2,549,197
				15,885,361

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets – 4.7%
$500,000	Goldman Sachs Group (The), Inc. (a)	0.86%	02/12/26	$479,029
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	537,231
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	479,843
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.43%	03/09/27	926,447
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	913,998
1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	1,379,200
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	885,066
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	4,890,001
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	474,135
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	481,393
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	437,838
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	809,495
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	839,559
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,248,495
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	855,536
500,000	Goldman Sachs Group (The), Inc. (a)	4.02%	10/31/38	430,763
500,000	Goldman Sachs Group (The), Inc. (a)	4.41%	04/23/39	447,919
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	719,751
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	387,585
800,000	Morgan Stanley	3.88%	01/27/26	781,755
1,000,000	Morgan Stanley (a)	4.68%	07/17/26	989,582
500,000	Morgan Stanley (a)	5.05%	01/28/27	498,245
1,000,000	Morgan Stanley (a)	1.59%	05/04/27	925,174
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	930,472
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	1,020,689
500,000	Morgan Stanley (a)	3.77%	01/24/29	476,114
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	997,953
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	1,998,985
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,522,771
500,000	Morgan Stanley (a)	4.43%	01/23/30	484,391
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	827,455
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	1,985,075
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	1,003,524
500,000	Morgan Stanley (a)	4.46%	04/22/39	455,109
1,500,000	MSCI, Inc. (b)	4.00%	11/15/29	1,388,154
2,500,000	MSCI, Inc. (b)	3.88%	02/15/31	2,231,493
1,125,000	Nasdaq, Inc.	5.35%	06/28/28	1,140,180
2,250,000	Nasdaq, Inc.	5.55%	02/15/34	2,289,326
2,350,000	Nasdaq, Inc.	5.95%	08/15/53	2,478,212
				43,047,943
	Commercial Services & Supplies – 0.1%
1,000,000	Republic Services, Inc.	4.88%	04/01/29	1,001,977
	Communications Equipment – 0.9%
2,300,000	Cisco Systems, Inc.	4.80%	02/26/27	2,304,441
2,300,000	Cisco Systems, Inc.	4.85%	02/26/29	2,318,077
2,300,000	Cisco Systems, Inc.	5.05%	02/26/34	2,332,028
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	1,027,256
				7,981,802
	Consumer Finance – 0.3%
2,500,000	American Express Co. (a)	5.10%	02/16/28	2,497,003
	Consumer Staples Distribution & Retail – 0.1%
1,000,000	Sysco Corp.	6.00%	01/17/34	1,064,653

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Containers & Packaging – 0.5%
$4,551,000	Berry Global, Inc. (b)	5.65%	01/15/34	$4,528,413
	Diversified Telecommunication Services – 1.5%
500,000	AT&T, Inc.	2.30%	06/01/27	461,022
500,000	AT&T, Inc.	1.65%	02/01/28	442,959
462,000	AT&T, Inc.	4.30%	02/15/30	444,128
500,000	AT&T, Inc.	2.75%	06/01/31	430,828
500,000	AT&T, Inc.	2.25%	02/01/32	406,503
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,115,422
1,186,000	AT&T, Inc.	3.50%	09/15/53	837,416
504,000	AT&T, Inc.	3.55%	09/15/55	352,695
1,044,000	AT&T, Inc.	3.65%	09/15/59	727,450
1,500,000	Verizon Communications, Inc.	1.45%	03/20/26	1,399,263
500,000	Verizon Communications, Inc.	2.10%	03/22/28	450,303
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,067,983
500,000	Verizon Communications, Inc.	1.75%	01/20/31	406,017
500,000	Verizon Communications, Inc.	2.55%	03/21/31	427,293
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,646,787
500,000	Verizon Communications, Inc.	2.65%	11/20/40	352,540
500,000	Verizon Communications, Inc.	3.40%	03/22/41	391,038
500,000	Verizon Communications, Inc.	2.88%	11/20/50	326,852
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	742,936
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	786,867
				13,216,302
	Electric Utilities – 5.4%
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	685,707
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	997,046
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	756,246
2,000,000	AEP Transmission Co., LLC	2.75%	08/15/51	1,259,765
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	498,216
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,907,677
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,053,721
500,000	Alabama Power Co.	3.45%	10/01/49	371,230
1,000,000	Alabama Power Co.	3.13%	07/15/51	695,015
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,110,162
1,000,000	Appalachian Power Co.	2.70%	04/01/31	842,986
1,000,000	Commonwealth Edison Co.	2.55%	06/15/26	950,709
500,000	Commonwealth Edison Co.	4.90%	02/01/33	496,829
500,000	Commonwealth Edison Co.	4.00%	03/01/49	399,323
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	985,834
2,000,000	Duke Energy Carolinas, LLC	4.95%	01/15/33	1,990,475
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	983,565
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,974,745
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	996,030
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,057,239
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	551,726
1,000,000	Duke Energy Progress, LLC	5.10%	03/15/34	999,863
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	794,956
4,425,000	FirstEnergy Transmission, LLC (b)	4.35%	01/15/25	4,372,207
1,000,000	Florida Power & Light Co.	5.69%	03/01/40	1,052,191
130,000	Georgia Power Co.	5.00%	02/23/27	130,220
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,485,866
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	377,361
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	339,198

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	$1,010,910
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,259,805
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	2,995,639
500,000	PECO Energy Co.	3.90%	03/01/48	407,155
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,478,971
700,000	Public Service Electric and Gas Co.	5.20%	08/01/33	710,854
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,518,352
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	514,126
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,806,089
4,000,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	3,919,250
				48,737,259
	Financial Services – 0.5%
1,500,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	1,434,610
1,000,000	Fiserv, Inc.	3.20%	07/01/26	959,179
333,000	Fiserv, Inc.	5.38%	08/21/28	336,528
500,000	Fiserv, Inc.	3.50%	07/01/29	465,775
250,000	Fiserv, Inc.	2.65%	06/01/30	217,864
1,000,000	Fiserv, Inc.	5.63%	08/21/33	1,022,066
500,000	Fiserv, Inc.	4.40%	07/01/49	424,659
				4,860,681
	Food Products – 1.2%
2,000,000	Campbell Soup Co.	5.20%	03/21/29	2,010,330
2,000,000	Campbell Soup Co.	5.40%	03/21/34	2,015,950
750,000	Conagra Brands, Inc.	5.30%	10/01/26	751,926
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,906,015
2,500,000	Kraft Heinz Foods Co.	3.00%	06/01/26	2,394,000
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,225,861
				11,304,082
	Ground Transportation – 0.8%
3,000,000	CSX Corp.	4.10%	11/15/32	2,828,508
1,000,000	CSX Corp.	5.20%	11/15/33	1,017,265
1,500,000	CSX Corp.	4.50%	11/15/52	1,327,921
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,418,814
				7,592,508
	Health Care Equipment & Supplies – 1.0%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,295,510
1,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	1,009,254
1,000,000	Baxter International, Inc.	3.13%	12/01/51	655,786
1,150,000	Becton Dickinson & Co.	5.11%	02/08/34	1,141,774
1,342,000	Solventum Corp. (b)	5.45%	02/25/27	1,346,968
1,000,000	Solventum Corp. (b)	5.40%	03/01/29	1,002,287
1,200,000	Solventum Corp. (b)	5.90%	04/30/54	1,198,026
				8,649,605
	Health Care Providers & Services – 4.7%
1,143,000	Centene Corp	4.25%	12/15/27	1,090,684
2,000,000	Centene Corp.	2.45%	07/15/28	1,775,577
1,000,000	Centene Corp.	2.50%	03/01/31	823,383
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,171,088
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,152,173
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,120,512

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$1,150,000	Cigna (The) Group	5.25%	02/15/34	$1,148,804
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,367,326
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,155,116
800,000	CVS Health Corp.	1.75%	08/21/30	657,487
1,000,000	CVS Health Corp.	5.25%	02/21/33	1,000,681
500,000	CVS Health Corp.	2.70%	08/21/40	347,557
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,135,976
1,500,000	CVS Health Corp.	5.63%	02/21/53	1,474,130
1,000,000	Elevance Health, Inc.	5.35%	10/15/25	1,000,907
500,000	Elevance Health, Inc.	2.55%	03/15/31	427,382
500,000	Elevance Health, Inc.	4.10%	05/15/32	468,338
1,000,000	Elevance Health, Inc.	3.60%	03/15/51	750,112
500,000	Elevance Health, Inc.	4.55%	05/15/52	439,963
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,084,716
1,000,000	HCA, Inc.	5.38%	02/01/25	997,344
1,000,000	HCA, Inc.	2.38%	07/15/31	822,807
2,500,000	HCA, Inc.	5.50%	06/01/33	2,509,874
2,500,000	HCA, Inc.	3.50%	07/15/51	1,728,292
2,500,000	HCA, Inc.	5.90%	06/01/53	2,515,799
1,000,000	Humana, Inc.	5.75%	12/01/28	1,025,338
1,000,000	Humana, Inc.	5.95%	03/15/34	1,038,797
2,500,000	UnitedHealth Group, Inc.	5.25%	02/15/28	2,546,552
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,584,792
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,029,135
2,000,000	UnitedHealth Group, Inc.	5.88%	02/15/53	2,165,773
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,100,840
500,000	UnitedHealth Group, Inc.	5.20%	04/15/63	486,762
500,000	Universal Health Services, Inc.	2.65%	10/15/30	424,254
1,000,000	Universal Health Services, Inc.	2.65%	01/15/32	818,712
				42,386,983
	Hotels, Restaurants & Leisure – 0.3%
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,538,966
	Household Products – 0.2%
2,250,000	Procter & Gamble (The) Co.	4.55%	01/29/34	2,238,774
	Insurance – 1.8%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,011,746
182,000	Aon North America, Inc.	5.15%	03/01/29	183,132
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,360,129
1,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	1,007,697
2,000,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	2,152,188
199,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	200,411
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,004,292
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,136,133
438,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	438,946
750,000	Brown & Brown, Inc.	2.38%	03/15/31	622,264
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,209,544
1,000,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	1,050,330
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,113,304
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,119,879
				16,609,995
	Life Sciences Tools & Services – 0.9%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,030,237

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Life Sciences Tools & Services (Continued)
$250,000	IQVIA, Inc.	6.25%	02/01/29	$259,786
3,775,000	Thermo Fisher Scientific, Inc.	4.80%	11/21/27	3,779,522
500,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	502,442
2,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	1,463,876
				8,035,863
	Machinery – 0.7%
3,500,000	Caterpillar Financial Services Corp.	5.05%	02/27/26	3,506,583
1,000,000	Caterpillar Financial Services Corp.	4.50%	01/08/27	993,969
1,500,000	Caterpillar Financial Services Corp.	4.85%	02/27/29	1,509,343
				6,009,895
	Media – 1.2%
760,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	6.15%	11/10/26	766,137
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	2.30%	02/01/32	385,926
1,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	6.65%	02/01/34	1,025,460
2,000,000	Comcast Corp.	5.35%	11/15/27	2,038,656
1,000,000	Comcast Corp.	4.55%	01/15/29	992,445
1,500,000	Comcast Corp.	5.50%	11/15/32	1,555,076
500,000	Comcast Corp.	3.25%	11/01/39	392,227
1,000,000	Comcast Corp.	3.75%	04/01/40	831,715
500,000	Comcast Corp.	4.00%	08/15/47	405,878
500,000	Comcast Corp.	3.45%	02/01/50	365,972
2,250,000	Comcast Corp.	5.35%	05/15/53	2,234,753
543,000	Comcast Corp.	2.94%	11/01/56	342,175
				11,336,420
	Multi-Utilities – 0.2%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,209,446
	Oil, Gas & Consumable Fuels – 1.3%
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	486,309
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	484,593
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	997,961
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	417,499
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,154,973
500,000	BP Capital Markets America, Inc.	4.81%	02/13/33	493,716
500,000	BP Capital Markets America, Inc.	4.99%	04/10/34	499,546
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	759,923
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	677,898
1,000,000	Energy Transfer, L.P.	6.05%	12/01/26	1,020,355
500,000	Energy Transfer, L.P.	4.00%	10/01/27	480,720
1,000,000	Energy Transfer, L.P.	6.10%	12/01/28	1,037,600
1,250,000	Energy Transfer, L.P.	5.25%	04/15/29	1,251,787
500,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/27	498,714
250,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	242,166
				11,503,760
	Pharmaceuticals – 1.5%
4,600,000	AstraZeneca Finance LLC	4.80%	02/26/27	4,599,547
500,000	AstraZeneca Finance LLC	1.75%	05/28/28	444,130
1,850,000	AstraZeneca Finance LLC	4.85%	02/26/29	1,856,249

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$1,000,000	AstraZeneca Finance LLC	2.25%	05/28/31	$845,282
750,000	AstraZeneca Finance LLC	5.00%	02/26/34	753,461
5,000,000	Roche Holdings, Inc. (b)	5.27%	11/13/26	5,048,567
				13,547,236
	Semiconductors & Semiconductor Equipment – 0.5%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	446,031
500,000	Broadcom, Inc.	4.75%	04/15/29	494,022
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	421,726
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,174,963
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	203,118
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	332,148
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	428,630
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	609,623
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	388,312
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	379,015
				4,877,588
	Software – 2.3%
1,500,000	Oracle Corp.	2.50%	04/01/25	1,455,311
787,000	Oracle Corp.	5.80%	11/10/25	793,789
1,000,000	Oracle Corp.	4.50%	05/06/28	985,579
750,000	Oracle Corp.	6.15%	11/09/29	790,816
1,500,000	Oracle Corp.	4.65%	05/06/30	1,471,485
2,500,000	Oracle Corp.	6.25%	11/09/32	2,676,034
500,000	Oracle Corp.	4.90%	02/06/33	489,760
500,000	Oracle Corp.	6.50%	04/15/38	543,869
1,900,000	Oracle Corp.	5.38%	07/15/40	1,844,119
500,000	Oracle Corp.	3.65%	03/25/41	392,843
500,000	Oracle Corp.	3.60%	04/01/50	361,524
500,000	Oracle Corp.	3.95%	03/25/51	381,250
2,000,000	Oracle Corp.	6.90%	11/09/52	2,303,441
1,000,000	Oracle Corp.	5.55%	02/06/53	978,926
3,750,000	Salesforce, Inc.	3.70%	04/11/28	3,639,793
1,250,000	Salesforce, Inc.	2.70%	07/15/41	905,400
2,000,000	Salesforce, Inc.	2.90%	07/15/51	1,350,226
				21,364,165
	Specialized REITs – 0.0%
500,000	Crown Castle, Inc.	2.10%	04/01/31	404,933
	Specialty Retail – 0.1%
500,000	Home Depot (The), Inc.	4.90%	04/15/29	505,134
	Trading Companies & Distributors – 0.2%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	1,011,760
1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	999,443
				2,011,203
	Water Utilities – 0.8%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,518,044
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,523,718
				7,041,762
	Wireless Telecommunication Services – 1.6%
2,500,000	T-Mobile USA, Inc.	3.50%	04/15/25	2,451,508

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Wireless Telecommunication Services (Continued)
$1,000,000	T-Mobile USA, Inc.	1.50%	02/15/26	$933,959
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	481,668
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	1,974,939
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	672,224
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	639,149
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	410,796
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,502,305
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	997,038
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,105,502
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	699,780
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,532,789
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	1,037,102
				14,438,759
	Total Corporate Bonds and Notes			428,649,934
	(Cost $445,286,525)
FOREIGN CORPORATE BONDS AND NOTES – 3.3%
	Banks – 0.6%
2,500,000	Barclays PLC (a)	6.50%	09/13/27	2,551,001
1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	1,248,564
1,250,000	Toronto-Dominion (The) Bank	4.99%	04/05/29	1,250,816
				5,050,381
	Biotechnology – 0.0%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	461,010
	Capital Markets – 0.5%
1,000,000	UBS AG/London	5.80%	09/11/25	1,007,521
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	462,892
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,137,000
1,000,000	UBS Group AG (a) (b)	2.10%	02/11/32	801,584
1,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	1,005,515
				4,414,512
	Commercial Services & Supplies – 0.1%
1,000,000	Waste Connections, Inc.	5.00%	03/01/34	990,951
	Consumer Staples Distribution & Retail – 0.3%
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	1,147,504
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.62%	02/12/54	1,161,749
				2,309,253
	Containers & Packaging – 0.4%
1,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	947,385
2,500,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	2,504,790
				3,452,175
	Oil, Gas & Consumable Fuels – 0.1%
577,000	Enbridge, Inc.	5.90%	11/15/26	587,875
	Pharmaceuticals – 1.1%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	702,700
5,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	4,969,092
2,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.11%	05/19/43	1,956,908
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.30%	05/19/53	994,966

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.34%	05/19/63	$980,673
				9,604,339
	Semiconductors & Semiconductor Equipment – 0.0%
500,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88%	01/15/27	484,840
	Software – 0.2%
1,125,000	Constellation Software, Inc. (b)	5.16%	02/16/29	1,124,642
1,125,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,132,890
				2,257,532
	Total Foreign Corporate Bonds and Notes			29,612,868
	(Cost $30,244,710)
U.S. GOVERNMENT BONDS AND NOTES – 0.4%
1,455,000	U.S. Treasury Bond	4.75%	11/15/53	1,553,553
2,500,000	U.S. Treasury Note	4.25%	03/15/27	2,488,672
	Total U.S. Government Bonds and Notes			4,042,225
	(Cost $4,019,800)

Shares	Description	Value
COMMON STOCKS – 48.2%
	Aerospace & Defense – 1.0%
10,880	General Dynamics Corp.	3,073,491
6,035	Northrop Grumman Corp.	2,888,713
20,755	Woodward, Inc.	3,198,761
		9,160,965
	Air Freight & Logistics – 0.9%
32,701	C.H. Robinson Worldwide, Inc.	2,489,854
22,210	Expeditors International of Washington, Inc.	2,700,070
17,967	United Parcel Service, Inc., Class B	2,670,435
		7,860,359
	Banks – 4.9%
25,188	BancFirst Corp.	2,217,300
56,695	Bank OZK	2,577,355
45,648	Banner Corp.	2,191,104
11,735	City Holding Co.	1,223,022
52,894	Commerce Bancshares, Inc.	2,813,961
26,040	Cullen/Frost Bankers, Inc.	2,931,323
39,266	East West Bancorp, Inc.	3,106,333
19,325	Enterprise Financial Services Corp.	783,822
171,653	First BanCorp	3,010,794
93,239	First Financial Bankshares, Inc.	3,059,172
22,268	Heartland Financial USA, Inc.	782,720
111,533	Home BancShares, Inc.	2,740,366
52,010	International Bancshares Corp.	2,919,841
17,682	Lakeland Financial Corp.	1,172,670
184,859	Northwest Bancshares, Inc.	2,153,607
25,447	OFG Bancorp	936,704
34,421	Popular, Inc.	3,032,146
41,713	Prosperity Bancshares, Inc.	2,743,881
145,775	Regions Financial Corp.	3,067,106

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
49,256	Towne Bank	$1,382,123
		44,845,350
	Beverages – 0.3%
84,786	Keurig Dr. Pepper, Inc.	2,600,387
	Building Products – 0.3%
11,634	CSW Industrials, Inc.	2,729,336
	Capital Markets – 3.0%
7,440	Ameriprise Financial, Inc.	3,261,994
15,822	Cboe Global Markets, Inc.	2,906,976
13,414	CME Group, Inc.	2,887,900
23,561	Houlihan Lokey, Inc.	3,020,285
27,731	PJT Partners, Inc., Class A	2,613,924
25,337	Raymond James Financial, Inc.	3,253,777
44,453	SEI Investments Co.	3,196,171
40,855	Stifel Financial Corp.	3,193,635
26,234	T. Rowe Price Group, Inc.	3,198,449
		27,533,111
	Chemicals – 0.6%
19,821	Innospec, Inc.	2,555,720
5,177	NewMarket Corp.	3,285,427
		5,841,147
	Commercial Services & Supplies – 1.3%
48,139	Brady Corp., Class A	2,853,680
4,688	Cintas Corp.	3,220,797
64,692	Rollins, Inc.	2,993,299
14,954	UniFirst Corp.	2,593,472
		11,661,248
	Communications Equipment – 0.3%
55,920	Cisco Systems, Inc.	2,790,967
	Construction & Engineering – 1.0%
13,735	Comfort Systems USA, Inc.	4,363,747
13,116	EMCOR Group, Inc.	4,593,223
		8,956,970
	Consumer Staples Distribution & Retail – 1.1%
10,283	Casey’s General Stores, Inc.	3,274,621
4,278	Costco Wholesale Corp.	3,134,191
20,783	Dollar General Corp.	3,243,395
		9,652,207
	Containers & Packaging – 0.7%
114,611	Graphic Packaging Holding Co.	3,344,349
17,342	Packaging Corp. of America	3,291,165
		6,635,514
	Diversified Telecommunication Services – 0.4%
74,936	Verizon Communications, Inc.	3,144,315
	Electric Utilities – 0.3%
33,249	Otter Tail Corp.	2,872,714

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment – 0.3%
17,133	AMETEK, Inc.	$3,133,626
	Electronic Equipment, Instruments & Components – 0.7%
28,499	Amphenol Corp., Class A	3,287,359
56,055	Avnet, Inc.	2,779,207
		6,066,566
	Financial Services – 1.7%
53,567	Essent Group Ltd.	3,187,772
146,453	MGIC Investment Corp.	3,274,689
98,955	Radian Group, Inc.	3,312,024
10,852	Visa, Inc., Class A	3,028,576
38,719	Voya Financial, Inc.	2,862,109
		15,665,170
	Food Products – 2.5%
39,118	Archer-Daniels-Midland Co.	2,457,002
27,985	Bunge Global S.A.	2,869,022
98,573	Conagra Brands, Inc.	2,921,704
43,370	General Mills, Inc.	3,034,599
15,154	Hershey (The) Co.	2,947,453
87,981	Hormel Foods Corp.	3,069,657
26,030	Ingredion, Inc.	3,041,605
39,005	Mondelez International, Inc., Class A	2,730,350
		23,071,392
	Gas Utilities – 0.3%
56,310	National Fuel Gas Co.	3,024,973
	Ground Transportation – 1.2%
14,144	JB Hunt Transport Services, Inc.	2,818,192
14,588	Landstar System, Inc.	2,811,983
13,934	Old Dominion Freight Line, Inc.	3,055,866
66,678	Werner Enterprises, Inc.	2,608,443
		11,294,484
	Health Care Providers & Services – 1.6%
4,833	Chemed Corp.	3,102,448
5,990	Elevance Health, Inc.	3,106,054
25,178	Ensign Group (The), Inc.	3,132,647
6,172	Humana, Inc.	2,139,956
5,366	UnitedHealth Group, Inc.	2,654,560
		14,135,665
	Hotels, Restaurants & Leisure – 0.6%
17,195	Darden Restaurants, Inc.	2,874,144
145,026	Wendy’s (The) Co.	2,732,290
		5,606,434
	Household Durables – 0.7%
21,975	Garmin Ltd.	3,271,418
76,528	La-Z-Boy, Inc.	2,878,984
		6,150,402
	Household Products – 0.3%
19,278	Procter & Gamble (The) Co.	3,127,855

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 6.3%
34,246	Aflac, Inc.	$2,940,362
39,730	Brown & Brown, Inc.	3,477,964
12,502	Chubb Ltd.	3,239,643
27,305	Cincinnati Financial Corp.	3,390,462
37,508	CNA Financial Corp.	1,703,613
7,990	Everest Group Ltd.	3,176,025
23,212	Globe Life, Inc.	2,701,180
35,147	Hartford Financial Services Group (The), Inc.	3,621,898
8,435	Kinsale Capital Group, Inc.	4,426,182
14,908	Marsh & McLennan Cos., Inc.	3,070,750
96,093	Old Republic International Corp.	2,951,977
13,729	Primerica, Inc.	3,472,888
35,911	Principal Financial Group, Inc.	3,099,478
21,223	RLI Corp.	3,150,979
28,397	Selective Insurance Group, Inc.	3,100,101
14,833	Travelers (The) Cos., Inc.	3,413,667
62,476	Unum Group	3,352,462
39,948	W.R. Berkley Corp.	3,533,001
		57,822,632
	IT Services – 0.6%
8,053	Accenture PLC, Class A	2,791,250
37,404	Cognizant Technology Solutions Corp., Class A	2,741,339
		5,532,589
	Machinery – 5.1%
23,271	AGCO Corp.	2,862,799
12,672	Alamo Group, Inc.	2,893,398
11,791	Cummins, Inc.	3,474,218
7,064	Deere & Co.	2,901,467
43,230	Donaldson Co., Inc.	3,228,416
29,232	Franklin Electric Co., Inc.	3,122,270
32,563	Graco, Inc.	3,043,338
13,011	IDEX Corp.	3,174,944
23,676	ITT, Inc.	3,220,646
12,990	Lincoln Electric Holdings, Inc.	3,318,166
59,919	Mueller Industries, Inc.	3,231,432
10,695	Nordson Corp.	2,936,205
28,934	PACCAR, Inc.	3,584,633
9,781	Snap-on, Inc.	2,897,328
13,562	Watts Water Technologies, Inc., Class A	2,882,603
		46,771,863
	Media – 0.6%
86,553	Interpublic Group of (The) Cos., Inc.	2,824,225
184,647	TEGNA, Inc.	2,758,626
		5,582,851
	Metals & Mining – 0.4%
10,101	Reliance, Inc.	3,375,552
	Oil, Gas & Consumable Fuels – 1.8%
18,938	Chevron Corp.	2,987,280
24,339	ConocoPhillips	3,097,868
23,358	EOG Resources, Inc.	2,986,087
62,118	International Seaways, Inc.	3,304,678

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
19,043	Marathon Petroleum Corp.	$3,837,164
		16,213,077
	Pharmaceuticals – 0.9%
55,062	Bristol-Myers Squibb Co.	2,986,012
18,022	Johnson & Johnson	2,850,900
14,313	Zoetis, Inc.	2,421,903
		8,258,815
	Professional Services – 1.3%
12,126	Automatic Data Processing, Inc.	3,028,347
81,392	Genpact Ltd.	2,681,866
12,049	Kforce, Inc.	849,695
23,717	Paychex, Inc.	2,912,448
32,134	Robert Half, Inc.	2,547,584
		12,019,940
	Semiconductors & Semiconductor Equipment – 0.6%
25,131	Skyworks Solutions, Inc.	2,722,190
16,575	Texas Instruments, Inc.	2,887,531
		5,609,721
	Software – 0.4%
7,513	Microsoft Corp.	3,160,869
	Specialized REITs – 0.3%
9,263	Public Storage	2,686,826
	Specialty Retail – 2.1%
36,090	Best Buy Co., Inc.	2,960,463
9,271	Group 1 Automotive, Inc.	2,709,264
122,491	Guess?, Inc.	3,854,792
7,921	Murphy USA, Inc.	3,320,483
17,598	Penske Automotive Group, Inc.	2,850,700
13,140	Tractor Supply Co.	3,439,001
		19,134,703
	Textiles, Apparel & Luxury Goods – 0.4%
28,252	Oxford Industries, Inc.	3,175,525
	Trading Companies & Distributors – 1.4%
21,839	Boise Cascade Co.	3,349,448
43,617	Fastenal Co.	3,364,615
56,165	Rush Enterprises, Inc., Class A	3,005,951
6,596	Watsco, Inc.	2,849,274
		12,569,288
	Total Common Stocks	439,475,408
	(Cost $362,662,318)

Total Investments – 98.9%	901,780,435
(Cost $842,213,353)

Net Other Assets and Liabilities – 1.1%	9,921,300
Net Assets – 100.0%	$911,701,735

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2024, securities noted as such amounted to $48,257,187 or 5.3% of net assets.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$428,649,934	$—	$428,649,934	$—
Foreign Corporate Bonds and Notes*	29,612,868	—	29,612,868	—
U.S. Government Bonds and Notes	4,042,225	—	4,042,225	—
Common Stocks*	439,475,408	439,475,408	—	—
Total Investments	$901,780,435	$439,475,408	$462,305,027	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
March 31, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 49.3%
	Capital Markets – 49.3%
149,292	First Trust Institutional Preferred Securities and Income ETF (a)	$2,720,100
27,611	First Trust Intermediate Government Opportunities ETF (a)	557,182
34,268	First Trust Limited Duration Investment Grade Corporate ETF (a)	643,210
50,759	First Trust Preferred Securities and Income ETF (a)	879,146
99,502	First Trust Senior Loan ETF (a)	4,597,988
76,261	First Trust Tactical High Yield ETF (a)	3,144,241
1,000	iShares 20+ Year Treasury Bond ETF	94,620
23,247	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,532,063
31,250	iShares MBS ETF	2,888,125
	Total Exchange-Traded Funds	18,056,675
	(Cost $18,616,920)
COMMON STOCKS (b) – 34.8%
	Aerospace & Defense – 0.3%
214	Northrop Grumman Corp.	102,433
	Banks – 0.6%
1,116	JPMorgan Chase & Co.	223,535
	Beverages – 0.2%
483	PepsiCo, Inc.	84,530
	Capital Markets – 0.3%
798	Intercontinental Exchange, Inc.	109,669
	Construction & Engineering – 0.2%
244	Quanta Services, Inc.	63,391
	Consumer Finance – 0.3%
558	American Express Co.	127,051
	Consumer Staples Distribution & Retail – 0.6%
546	Target Corp.	96,757
2,031	Walmart, Inc.	122,205
		218,962
	Containers & Packaging – 0.1%
263	Packaging Corp. of America	49,912
	Distributors – 0.2%
209	Pool Corp.	84,331
	Electric Utilities – 2.1%
1,982	Alliant Energy Corp.	99,893
1,551	American Electric Power Co., Inc.	133,541
262	Duke Energy Corp.	25,338
1,756	Enel S.p.A., ADR	11,519
251	Entergy Corp.	26,526
1,441	Evergy, Inc.	76,920
906	Eversource Energy	54,152
354	Exelon Corp.	13,300
492	Iberdrola S.A., ADR	24,526
388	IDACORP, Inc.	36,041
833	NextEra Energy, Inc.	53,237
3,741	PPL Corp.	102,990
909	Southern (The) Co.	65,212
1,020	Xcel Energy, Inc.	54,825
		778,020

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electrical Equipment – 0.2%
283	Eaton Corp PLC	$88,488
	Energy Equipment & Services – 0.5%
5,019	Archrock, Inc.	98,724
2,480	Halliburton Co.	97,761
		196,485
	Financial Services – 0.4%
528	Visa, Inc., Class A	147,354
	Food Products – 0.5%
3,567	Conagra Brands, Inc.	105,726
1,167	Mondelez International, Inc., Class A	81,690
		187,416
	Gas Utilities – 1.4%
3,058	AltaGas Ltd. (CAD)	67,547
1,094	Atmos Energy Corp.	130,044
127	Chesapeake Utilities Corp.	13,627
3,153	National Fuel Gas Co.	169,379
619	New Jersey Resources Corp.	26,561
1,572	ONE Gas, Inc.	101,441
		508,599
	Ground Transportation – 0.2%
335	Union Pacific Corp.	82,387
	Health Care Equipment & Supplies – 0.2%
644	Abbott Laboratories	73,197
	Health Care Providers & Services – 1.0%
727	Cencora, Inc.	176,654
1,166	CVS Health Corp.	93,000
219	UnitedHealth Group, Inc.	108,339
		377,993
	Health Care REITs – 2.6%
8,357	CareTrust REIT, Inc.	203,660
6,092	Omega Healthcare Investors, Inc.	192,934
13,106	Sabra Health Care REIT, Inc.	193,576
3,725	Ventas, Inc.	162,186
1,994	Welltower, Inc.	186,319
		938,675
	Hotel & Resort REITs – 1.0%
10,730	Apple Hospitality REIT, Inc.	175,757
8,980	Host Hotels & Resorts, Inc.	185,707
		361,464
	Hotels, Restaurants & Leisure – 0.4%
437	Darden Restaurants, Inc.	73,045
632	Starbucks Corp.	57,758
		130,803
	Independent Power & Renewable Electricity Producers – 0.7%
4,399	AES (The) Corp.	78,874

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Independent Power & Renewable Electricity Producers (Continued)
7,440	Clearway Energy, Inc., Class A	$160,034
		238,908
	Industrial Conglomerates – 0.1%
202	Honeywell International, Inc.	41,460
	Industrial REITs – 1.5%
1,013	EastGroup Properties, Inc.	182,107
1,349	Prologis, Inc.	175,667
4,745	STAG Industrial, Inc.	182,398
		540,172
	Insurance – 0.5%
1,113	Brown & Brown, Inc.	97,432
361	Chubb Ltd.	93,546
		190,978
	IT Services – 0.4%
388	Accenture PLC, Class A	134,485
	Machinery – 0.6%
359	Caterpillar, Inc.	131,548
157	Parker-Hannifin Corp.	87,259
		218,807
	Media – 0.1%
1,133	Comcast Corp., Class A	49,116
	Multi-Utilities – 2.0%
348	Ameren Corp.	25,738
2,627	Atco Ltd., Class I (CAD)	73,134
889	CenterPoint Energy, Inc.	25,328
870	CMS Energy Corp.	52,496
460	DTE Energy Co.	51,584
3,433	Public Service Enterprise Group, Inc.	229,256
2,552	Sempra	183,310
1,047	WEC Energy Group, Inc.	85,980
		726,826
	Oil, Gas & Consumable Fuels – 4.3%
300	Cheniere Energy, Inc.	48,384
996	ConocoPhillips	126,771
4,173	DT Midstream, Inc.	254,970
1,775	Enbridge, Inc.	64,220
1,621	Exxon Mobil Corp.	188,425
4,225	Keyera Corp. (CAD)	108,826
7,351	Kinder Morgan, Inc.	134,817
3,779	ONEOK, Inc.	302,962
1,949	Targa Resources Corp.	218,269
1,640	TC Energy Corp.	65,928
1,449	Williams (The) Cos., Inc.	56,468
		1,570,040
	Pharmaceuticals – 0.9%
1,331	AstraZeneca PLC, ADR	90,175
424	Johnson & Johnson	67,072
821	Merck & Co., Inc.	108,331

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Pharmaceuticals (Continued)
2,201	Pfizer, Inc.	$61,078
		326,656
	Residential REITs – 1.5%
994	AvalonBay Communities, Inc.	184,447
5,373	Invitation Homes, Inc.	191,332
1,374	Mid-America Apartment Communities, Inc.	180,791
		556,570
	Retail REITs – 1.5%
8,741	Kimco Realty Corp.	171,411
8,166	Kite Realty Group Trust	177,039
1,259	Simon Property Group, Inc.	197,021
		545,471
	Semiconductors & Semiconductor Equipment – 0.7%
119	Broadcom, Inc.	157,724
796	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	108,296
		266,020
	Software – 1.5%
170	Intuit, Inc.	110,500
465	Microsoft Corp.	195,635
1,144	Oracle Corp.	143,698
502	SAP SE, ADR	97,905
		547,738
	Specialized REITs – 4.4%
862	American Tower Corp.	170,323
3,970	CubeSmart	179,523
1,257	Digital Realty Trust, Inc.	181,058
208	Equinix, Inc.	171,669
3,741	Gaming and Leisure Properties, Inc.	172,348
2,522	Iron Mountain, Inc.	202,290
603	Public Storage	174,906
5,773	VICI Properties, Inc.	171,978
5,363	Weyerhaeuser Co.	192,585
		1,616,680
	Specialty Retail – 0.4%
1,441	TJX (The) Cos., Inc.	146,146
	Technology Hardware, Storage & Peripherals – 0.2%
341	Apple, Inc.	58,475
	Water Utilities – 0.2%
1,475	Essential Utilities, Inc.	54,649
	Total Common Stocks	12,763,892
	(Cost $11,024,646)
MASTER LIMITED PARTNERSHIPS – 4.4%
	Chemicals – 0.2%
3,513	Westlake Chemical Partners, L.P.	77,988
	Independent Power & Renewable Electricity Producers – 0.1%
1,823	NextEra Energy Partners, L.P. (c)	54,836

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels – 4.1%
1,950	Cheniere Energy Partners, L.P.	$96,311
24,970	Energy Transfer, L.P.	392,778
18,453	Enterprise Products Partners, L.P.	538,459
1,479	Hess Midstream, L.P., Class A (c)	53,436
5,129	MPLX, L.P.	213,161
11,100	Plains GP Holdings, L.P., Class A	202,575
		1,496,720
	Total Master Limited Partnerships	1,629,544
	(Cost $1,110,307)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 8.7%
$34,471	U.S. Treasury Inflation Indexed Bond (d)	0.13%	10/15/25	33,461
112,925	U.S. Treasury Inflation Indexed Bond (d)	0.63%	01/15/26	109,695
61,379	U.S. Treasury Inflation Indexed Bond (d)	2.00%	01/15/26	61,110
91,731	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/26	87,867
92,640	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/26	88,808
84,650	U.S. Treasury Inflation Indexed Bond (d)	0.13%	10/15/26	80,771
169,812	U.S. Treasury Inflation Indexed Bond (d)	0.38%	01/15/27	162,012
50,469	U.S. Treasury Inflation Indexed Bond (d)	2.38%	01/15/27	50,885
85,203	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/27	80,296
93,300	U.S. Treasury Inflation Indexed Bond (d)	0.38%	07/15/27	88,798
82,251	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/27	81,479
148,790	U.S. Treasury Inflation Indexed Bond (d)	0.50%	01/15/28	140,829
42,693	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/28	42,352
89,456	U.S. Treasury Inflation Indexed Bond (d)	1.25%	04/15/28	86,923
59,113	U.S. Treasury Inflation Indexed Bond (d)	3.63%	04/15/28	62,874
90,922	U.S. Treasury Inflation Indexed Bond (d)	0.75%	07/15/28	86,887
89,617	U.S. Treasury Inflation Indexed Bond (d)	2.38%	10/15/28	91,721
92,829	U.S. Treasury Inflation Indexed Bond (d)	0.88%	01/15/29	88,526
45,968	U.S. Treasury Inflation Indexed Bond (d)	2.50%	01/15/29	47,243
71,291	U.S. Treasury Inflation Indexed Bond (d)	3.88%	04/15/29	77,982
96,458	U.S. Treasury Inflation Indexed Bond (d)	0.25%	07/15/29	88,974
103,092	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/30	93,358
105,857	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/30	95,406
106,630	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/31	94,910
109,318	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/31	96,762
114,598	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/32	100,169
19,113	U.S. Treasury Inflation Indexed Bond (d)	3.38%	04/15/32	21,185
104,027	U.S. Treasury Inflation Indexed Bond (d)	0.63%	07/15/32	94,381
105,610	U.S. Treasury Inflation Indexed Bond (d)	1.13%	01/15/33	99,102
97,488	U.S. Treasury Inflation Indexed Bond (d)	1.38%	07/15/33	93,616
57,190	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/34	56,495
45,662	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/40	46,268
70,136	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/41	71,124
65,243	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/42	52,135
63,853	U.S. Treasury Inflation Indexed Bond (d)	0.63%	02/15/43	49,092
63,256	U.S. Treasury Inflation Indexed Bond (d)	1.38%	02/15/44	55,546
61,950	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/45	47,607
54,669	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/46	43,824
49,829	U.S. Treasury Inflation Indexed Bond (d)	0.88%	02/15/47	38,471
48,777	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/48	38,461
39,221	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/49	30,768

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$39,587	U.S. Treasury Inflation Indexed Bond (d)	0.25%	02/15/50	$25,032
45,016	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/51	26,952
45,425	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/52	26,785
40,464	U.S. Treasury Inflation Indexed Bond (d)	1.50%	02/15/53	35,366
18,089	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/54	18,306
	Total U.S. Government Bonds and Notes			3,190,614
	(Cost $3,413,612)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.7%
	Collateralized Mortgage Obligations – 0.5%
	Fannie Mae REMICS
349	Series 1999-56, Class Z	7.00%	12/01/29	353
477	Series 2002-67, Class PE	5.50%	11/01/32	482
2,169	Series 2002-90, Class A1	6.50%	06/01/42	2,207
545	Series 2003-14, Class AQ	3.50%	03/01/33	528
506	Series 2003-41, Class OA	4.00%	05/01/33	496
5,454	Series 2005-79, Class NF, 1 Mo. SOFR + 0.52% (e)	5.85%	09/01/35	5,404
8,308	Series 2007-10, Class Z	6.00%	02/01/37	8,481
526	Series 2012-35, Class PL	2.00%	11/01/41	481
206	Series 2013-14, Class QE	1.75%	03/01/43	173
7,566	Series 2013-31, Class NT	3.00%	04/01/43	6,982
	Freddie Mac REMICS
7	Series 1996-1847, Class LL	7.50%	04/01/26	7
845	Series 1999-2130, Class KB	6.38%	03/01/29	849
13,051	Series 1999-2174, Class PN	6.00%	07/01/29	13,000
1,994	Series 2001-2277, Class B	7.50%	01/01/31	2,114
13,313	Series 2004-2768, Class PW	4.25%	03/01/34	12,953
2,000	Series 2004-2778, Class MM	5.25%	04/01/34	2,019
24,969	Series 2013-4178, Class ZN	3.50%	03/01/43	19,726
	Government National Mortgage Association
29,200	Series 2007-35, Class NE	6.00%	06/01/37	29,786
49,000	Series 2009-61, Class QE	5.50%	08/01/39	48,628
1,812	Series 2011-136, Class GB	2.50%	05/01/40	1,734
				156,403
	Pass-through Security – 0.2%
	Federal Home Loan Mortgage Corporation
2,488	Pool C01252	6.50%	11/01/31	2,555
12,356	Pool G01731	6.50%	12/01/29	12,642
10,259	Pool G06358	4.00%	04/01/41	9,738
	Federal National Mortgage Association
8,438	Pool AL0791	4.00%	02/01/41	8,000
13,453	Pool AU4289	4.00%	09/01/43	12,751
2,021	Pool MA0561	4.00%	11/01/40	1,916
	Government National Mortgage Association
9,162	Pool 667422	5.00%	10/01/39	9,266
4,962	Pool 706201	5.50%	04/01/39	5,081
8,144	Pool 736558	5.00%	02/01/40	8,110
9,460	Pool 759248	4.00%	02/01/41	9,006
				79,065
	Total U.S. Government Agency Mortgage-Backed Securities			235,468
	(Cost $257,855)

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
$299	Series 2004-6, Class 2A1	4.75%	09/01/25	$0
	MASTR Alternative Loan Trust
585	Series 2004-10, Class 2A1	5.50%	09/01/34	560
26	Series 2005-1, Class 5A1	5.50%	01/01/26	23
	MASTR Asset Securitization Trust
4,132	Series 2004-1, Class 5A4	5.50%	02/01/34	3,746
	Total Mortgage-Backed Securities			4,329
	(Cost $5,024)
	Total Investments – 97.9%			35,880,522
	(Cost $34,428,364)

Net Other Assets and Liabilities – 2.1%	765,996
Net Assets – 100.0%	$36,646,518

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(e)	Floating or variable rate security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$18,056,675	$18,056,675	$—	$—
Common Stocks*	12,763,892	12,763,892	—	—
Master Limited Partnerships*	1,629,544	1,629,544	—	—
U.S. Government Bonds and Notes	3,190,614	—	3,190,614	—
U.S. Government Agency Mortgage-Backed Securities	235,468	—	235,468	—
Mortgage-Backed Securities	4,329	—	4,329	—
Total Investments	$35,880,522	$32,450,111	$3,430,411	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2024, and for the fiscal year-to-date period (January 1, 2024 to March 31, 2024) are as follows:
Security Name	Shares at 3/31/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	149,292	$ 2,683,094	$ 33,538	$ (55,093)	$ 57,261	$ 1,300	$ 2,720,100	$ 37,495
First Trust Intermediate Government Opportunities ETF	27,611	369,450	193,706	—	(5,974)	—	557,182	4,689
First Trust Limited Duration Investment Grade Corporate ETF	34,268	806,899	15,216	(171,835)	(8,743)	1,673	643,210	7,397
First Trust Preferred Securities and Income ETF	50,759	862,541	10,797	(17,689)	25,846	(2,349)	879,146	12,601
First Trust Senior Loan ETF	99,502	4,406,227	260,259	(82,482)	17,755	(4,041)	4,597,988	90,852
First Trust Tactical High Yield ETF	76,261	3,208,830	22,732	(60,662)	(19,222)	(7,437)	3,144,241	51,237
		$12,337,041	$536,518	$(387,761)	$66,923	$(10,854)	$12,541,867	$204,271

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.7%
	Capital Markets – 99.7%
75,111	First Trust Consumer Discretionary AlphaDEX® Fund (a)	$4,847,446
11,696	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	656,380
24,082	First Trust Dow Jones Internet Index Fund (a) (b)	4,938,977
27,786	First Trust Emerging Markets AlphaDEX® Fund (a)	635,466
4,488	First Trust India NIFTY 50 Equal Weight ETF (a)	255,636
68,273	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,981,198
4,847	First Trust Japan AlphaDEX® Fund (a)	267,215
54,163	First Trust Large Cap Core AlphaDEX® Fund (a)	5,375,136
45,115	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,561,777
11,895	First Trust Latin America AlphaDEX® Fund (a)	246,227
47,012	First Trust Mid Cap Core AlphaDEX® Fund (a)	5,329,750
55,612	First Trust Nasdaq Semiconductor ETF (a)	5,035,111
25,801	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,919,735
3,797	First Trust Switzerland AlphaDEX® Fund (a)	241,907
6,877	First Trust United Kingdom AlphaDEX® Fund (a)	259,676
29,609	iShares Core U.S. Aggregate Bond ETF	2,899,905
40,690	SPDR Blackstone Senior Loan ETF	1,713,456
18,066	SPDR Bloomberg High Yield Bond ETF	1,719,883
55,756	SPDR Bloomberg Investment Grade Floating Rate ETF	1,718,957
57,369	SPDR Portfolio Short Term Corporate Bond ETF	1,707,875

Total Investments – 99.7%	53,311,713
(Cost $45,892,684)

Net Other Assets and Liabilities – 0.3%	170,319
Net Assets – 100.0%	$53,482,032

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$53,311,713	$53,311,713	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2024, and for the fiscal year-to-date period (January 1, 2024 to March 31, 2024) are as follows:
Security Name	Shares at 3/31/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	75,111	$3,441,837	$1,057,708	$ (106,548)	$442,138	$12,311	$4,847,446	$7,203
First Trust Developed Markets ex-US AlphaDEX® Fund	11,696	2,986,296	7,047	(2,363,414)	(86,796)	113,247	656,380	2,295
First Trust Dow Jones Global Select Dividend Index Fund	—	1,214,684	—	(1,202,783)	(69,524)	57,623	—	—
First Trust Dow Jones Internet Index Fund	24,082	3,411,067	1,151,963	(114,071)	466,760	23,258	4,938,977	—
First Trust Emerging Markets AlphaDEX® Fund	27,786	2,986,134	7,152	(2,365,966)	(124,401)	132,547	635,466	2,637
First Trust India NIFTY 50 Equal Weight ETF	4,488	1,244,732	2,842	(1,001,282)	(108,205)	117,549	255,636	352
First Trust Industrials/Producer Durables AlphaDEX® Fund	68,273	3,407,874	1,100,825	(108,292)	559,196	21,595	4,981,198	4,929
First Trust Japan AlphaDEX® Fund	4,847	1,152,419	2,851	(921,365)	(26,998)	60,308	267,215	1,453
First Trust Large Cap Core AlphaDEX® Fund	54,163	3,630,187	1,356,706	(119,848)	487,777	20,314	5,375,136	11,418
First Trust Large Cap Growth AlphaDEX® Fund	45,115	3,651,306	1,377,023	(125,322)	638,607	20,163	5,561,777	965
First Trust Latin America AlphaDEX® Fund	11,895	1,223,221	2,718	(955,642)	(104,073)	80,003	246,227	2,234
First Trust Mid Cap Core AlphaDEX® Fund	47,012	3,806,680	1,188,285	(116,558)	437,840	13,503	5,329,750	7,922
First Trust Nasdaq Semiconductor ETF	55,612	3,569,383	1,011,525	(111,117)	537,331	27,989	5,035,111	4,265
First Trust NASDAQ-100-Technology Sector Index Fund	25,801	3,486,238	1,098,944	(113,998)	427,979	20,572	4,919,735	217
First Trust Switzerland AlphaDEX® Fund	3,797	1,268,638	2,715	(994,023)	(110,527)	75,104	241,907	—
First Trust United Kingdom AlphaDEX® Fund	6,877	—	247,680	(5,785)	17,797	(16)	259,676	1,324
		$40,480,696	$9,615,984	$(10,726,014)	$3,384,901	$796,070	$43,551,637	$47,214

First Trust Capital Strength Portfolio
Portfolio of Investments
March 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.1%
	Aerospace & Defense – 3.9%
9,672	General Dynamics Corp.	$2,732,243
5,268	Lockheed Martin Corp.	2,396,255
		5,128,498
	Air Freight & Logistics – 3.5%
18,925	Expeditors International of Washington, Inc.	2,300,712
15,371	United Parcel Service, Inc., Class B	2,284,592
		4,585,304
	Beverages – 5.8%
40,308	Coca-Cola (The) Co.	2,466,043
42,176	Monster Beverage Corp. (a)	2,500,193
14,547	PepsiCo, Inc.	2,545,871
		7,512,107
	Biotechnology – 5.5%
14,636	AbbVie, Inc.	2,665,216
27,628	Gilead Sciences, Inc.	2,023,751
2,584	Regeneron Pharmaceuticals, Inc. (a)	2,487,074
		7,176,041
	Capital Markets – 1.9%
6,234	Moody’s Corp.	2,450,149
	Chemicals – 6.1%
12,066	Ecolab, Inc.	2,786,040
5,920	Linde PLC	2,748,774
17,056	PPG Industries, Inc.	2,471,414
		8,006,228
	Commercial Services & Supplies – 2.2%
49,520	Copart, Inc. (a)	2,868,198
	Communications Equipment – 1.8%
47,037	Cisco Systems, Inc.	2,347,617
	Consumer Staples Distribution & Retail – 4.0%
3,470	Costco Wholesale Corp.	2,542,226
44,555	Walmart, Inc.	2,680,874
		5,223,100
	Electronic Equipment, Instruments & Components – 4.2%
24,707	Amphenol Corp., Class A	2,849,952
18,195	TE Connectivity Ltd.	2,642,642
		5,492,594
	Financial Services – 3.9%
5,521	Mastercard, Inc., Class A	2,658,748
Shares	Description	Value

	Financial Services (Continued)
8,902	Visa, Inc., Class A	$2,484,370
		5,143,118
	Food Products – 3.5%
35,366	Archer-Daniels-Midland Co.	2,221,339
33,104	Mondelez International, Inc., Class A	2,317,280
		4,538,619
	Ground Transportation – 2.0%
69,801	CSX Corp.	2,587,523
	Health Care Equipment & Supplies – 2.1%
7,655	Stryker Corp.	2,739,495
	Health Care Providers & Services – 5.9%
11,048	Cencora, Inc.	2,684,554
5,191	Elevance Health, Inc.	2,691,741
4,789	UnitedHealth Group, Inc.	2,369,118
		7,745,413
	Hotels, Restaurants & Leisure – 2.3%
1,033	Chipotle Mexican Grill, Inc. (a)	3,002,693
	Household Durables – 2.2%
19,219	Garmin Ltd.	2,861,133
	Household Products – 4.1%
30,003	Colgate-Palmolive Co.	2,701,770
16,342	Procter & Gamble (The) Co.	2,651,490
		5,353,260
	Industrial Conglomerates – 1.9%
12,011	Honeywell International, Inc.	2,465,258
	Insurance – 6.0%
28,584	Aflac, Inc.	2,454,222
12,113	Marsh & McLennan Cos., Inc.	2,495,036
32,018	W.R. Berkley Corp.	2,831,672
		7,780,930
	IT Services – 3.5%
6,627	Accenture PLC, Class A	2,296,984
31,368	Cognizant Technology Solutions Corp., Class A	2,298,961
		4,595,945
	Machinery – 4.8%
10,521	Cummins, Inc.	3,100,013
25,053	PACCAR, Inc.	3,103,816
		6,203,829
	Pharmaceuticals – 1.8%
14,916	Johnson & Johnson	2,359,562

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 3.8%
10,123	Automatic Data Processing, Inc.	$2,528,118
19,753	Paychex, Inc.	2,425,668
		4,953,786
	Semiconductors & Semiconductor Equipment – 1.9%
13,888	Texas Instruments, Inc.	2,419,429
	Software – 1.9%
6,049	Microsoft Corp.	2,544,935
	Specialty Retail – 5.9%
6,654	Home Depot (The), Inc.	2,552,474
17,522	Ross Stores, Inc.	2,571,529
25,252	TJX (The) Cos., Inc.	2,561,058
		7,685,061
	Technology Hardware, Storage & Peripherals – 1.7%
12,589	Apple, Inc.	2,158,762
	Total Investments – 98.1%	127,928,587
	(Cost $111,588,281)
	Net Other Assets and Liabilities – 1.9%	2,483,681
	Net Assets – 100.0%	$130,412,268

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$127,928,587	$127,928,587	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
March 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 94.5%
	Aerospace & Defense – 8.7%
1,583	Airbus SE (EUR)	$291,559
15,775	BAE Systems PLC (GBP)	268,691
1,324	Safran S.A. (EUR)	300,035
1,392	Thales S.A. (EUR)	237,353
		1,097,638
	Air Freight & Logistics – 1.7%
1,284	DSV A/S (DKK)	208,371
	Beverages – 3.3%
1,636	Carlsberg A/S, Class B (DKK)	223,281
5,415	Diageo PLC (GBP)	199,944
		423,225
	Building Products – 2.2%
9,811	Assa Abloy AB, Class B (SEK)	281,480
	Capital Markets – 4.1%
1,217	Deutsche Boerse AG (EUR)	249,003
10,100	Japan Exchange Group, Inc. (JPY)	272,549
		521,552
	Chemicals – 2.4%
6,900	Shin-Etsu Chemical Co., Ltd. (JPY)	301,106
	Consumer Staples Distribution & Retail – 1.7%
3,785	Alimentation Couche-Tard, Inc. (CAD)	216,026
	Electrical Equipment – 6.6%
6,135	ABB Ltd. (CHF)	284,964
2,373	Legrand S.A. (EUR)	251,454
1,357	Schneider Electric SE (EUR)	306,928
		843,346
	Entertainment – 2.1%
4,900	Nintendo Co., Ltd. (JPY)	267,335
	Financial Services – 2.2%
11,175	Investor AB, Class B (SEK)	280,471
	Food Products – 1.5%
1,840	Nestle S.A. (CHF)	195,354
	Hotels, Restaurants & Leisure – 5.5%
3,554	Amadeus IT Group S.A. (EUR)	227,907
8,209	Aristocrat Leisure Ltd. (AUD)	230,024
8,200	Compass Group PLC (GBP)	240,422
		698,353
	Household Products – 1.3%
2,818	Reckitt Benckiser Group PLC (GBP)	160,480
Shares	Description	Value

	Insurance – 6.0%
883	Allianz SE (EUR)	$264,639
937	Hannover Rueck SE (EUR)	256,461
434	Zurich Insurance Group AG (CHF)	234,024
		755,124
	IT Services – 3.4%
2,078	CGI, Inc. (CAD) (b)	229,254
1,300	Obic Co., Ltd. (JPY)	195,928
		425,182
	Machinery – 4.0%
5,013	Kone Oyj, Class B (EUR)	233,313
12,054	Sandvik AB (SEK)	267,679
		500,992
	Marine Transportation – 1.6%
732	Kuehne + Nagel International AG (CHF)	203,728
	Metals & Mining – 1.6%
7,220	BHP Group Ltd. (AUD)	208,286
	Oil, Gas & Consumable Fuels – 3.0%
3,067	TotalEnergies SE (EUR)	210,012
8,823	Woodside Energy Group Ltd. (AUD)	175,360
		385,372
	Personal Care Products – 3.5%
505	L’Oreal S.A. (EUR)	238,985
4,197	Unilever PLC (GBP)	210,592
		449,577
	Pharmaceuticals – 10.3%
1,605	AstraZeneca PLC (GBP)	216,310
6,600	Chugai Pharmaceutical Co., Ltd. (JPY)	251,391
11,454	GSK PLC (GBP)	247,006
11,300	Ono Pharmaceutical Co., Ltd. (JPY)	184,900
758	Roche Holding AG (CHF)	193,062
4,300	Shionogi & Co., Ltd. (JPY)	219,658
		1,312,327
	Professional Services – 7.6%
12,353	Computershare Ltd. (AUD)	210,181
2,426	SGS S.A. (CHF)	235,377
1,667	Thomson Reuters Corp. (CAD)	259,425
1,613	Wolters Kluwer N.V. (EUR)	252,675
		957,658
	Software – 4.3%
98	Constellation Software, Inc. (CAD)	267,690

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software (Continued)
17,608	Sage Group (The) PLC (GBP)	$281,244
		548,934
	Specialty Retail – 2.3%
5,810	Industria de Diseno Textil S.A. (EUR)	292,533
	Trading Companies & Distributors – 3.6%
2,822	Brenntag SE (EUR)	237,716
5,818	Bunzl PLC (GBP)	223,820
		461,536
	Total Common Stocks	11,995,986
	(Cost $10,466,256)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (b) (c) (d) (e)	0
	(Cost $0)
	Total Investments – 94.5%	11,995,986
	(Cost $10,466,256)
	Net Other Assets and Liabilities – 5.5%	704,311
	Net Assets – 100.0%	$12,700,297

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona

Currency Exposure Diversification	% of Total Investments
EUR	32.1%
GBP	17.1
JPY	14.1
CHF	11.2
CAD	8.1
SEK	6.9
AUD	6.9
DKK	3.6
Total	100.0%

Country Allocation†	% of Net Assets
United Kingdom	16.1%
Japan	13.3
France	12.2
Switzerland	10.6
Germany	7.9
Canada	7.7
Sweden	6.5
Australia	6.5
Netherlands	4.3
Spain	4.1
Denmark	3.4
Finland	1.9
Total Investments	94.5
Net Other Assets and Liabilities	5.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,995,986	$11,995,986	$—	$—
Warrants*	— **	—	—	— **
Total Investments	$11,995,986	$11,995,986	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Growth Strength Portfolio
Portfolio of Investments
March 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.1%
	Automobile Components – 1.8%
2,172	Aptiv PLC. (a)	$173,000
	Automobiles – 1.5%
809	Tesla, Inc. (a)	142,214
	Biotechnology – 3.5%
184	Regeneron Pharmaceuticals, Inc. (a)	177,098
395	Vertex Pharmaceuticals, Inc. (a)	165,114
		342,212
	Capital Markets – 3.9%
450	Ameriprise Financial, Inc.	197,298
1,441	Blackstone, Inc.	189,304
		386,602
	Chemicals – 2.0%
2,289	CF Industries Holdings, Inc.	190,468
	Commercial Services & Supplies – 2.1%
3,524	Copart, Inc. (a)	204,110
	Communications Equipment – 1.9%
651	Arista Networks, Inc. (a)	188,777
	Energy Equipment & Services – 2.0%
5,052	Halliburton Co.	199,150
	Entertainment – 2.2%
355	Netflix, Inc. (a)	215,602
	Financial Services – 5.7%
1,735	Apollo Global Management, Inc.	195,101
393	Mastercard, Inc., Class A	189,257
634	Visa, Inc., Class A	176,937
		561,295
	Health Care Equipment & Supplies – 1.9%
1,348	Dexcom, Inc. (a)	186,968
	Health Care Providers & Services – 3.9%
786	Cencora, Inc.	190,990
470	Molina Healthcare, Inc. (a)	193,090
		384,080
	Hotels, Restaurants & Leisure – 3.9%
47	Booking Holdings, Inc.	170,510
74	Chipotle Mexican Grill, Inc. (a)	215,101
		385,611
Shares	Description	Value

	Household Durables – 5.8%
1,105	DR Horton, Inc.	$181,828
1,130	Lennar Corp., Class A	194,337
1,618	PulteGroup, Inc.	195,163
		571,328
	Insurance – 3.9%
459	Everest Group Ltd.	182,452
2,279	W.R. Berkley Corp.	201,555
		384,007
	Interactive Media & Services – 4.0%
1,172	Alphabet, Inc., Class A (a)	176,890
448	Meta Platforms, Inc., Class A	217,540
		394,430
	Machinery – 6.8%
602	Caterpillar, Inc.	220,591
749	Cummins, Inc.	220,693
1,783	PACCAR, Inc.	220,896
		662,180
	Metals & Mining – 4.4%
1,029	Nucor Corp.	203,639
1,521	Steel Dynamics, Inc.	225,458
		429,097
	Oil, Gas & Consumable Fuels – 8.4%
1,207	Chevron Corp.	190,392
1,591	ConocoPhillips	202,502
1,558	EOG Resources, Inc.	199,175
1,339	Valero Energy Corp.	228,554
		820,623
	Semiconductors & Semiconductor Equipment – 16.5%
1,022	Applied Materials, Inc.	210,767
1,657	Enphase Energy, Inc. (a)	200,464
280	KLA Corp.	195,600
208	Lam Research Corp.	202,086
272	Monolithic Power Systems, Inc.	184,258
288	NVIDIA Corp.	260,225
2,323	ON Semiconductor Corp. (a)	170,857
1,129	QUALCOMM, Inc.	191,140
		1,615,397
	Software – 10.4%
281	Adobe, Inc. (a)	141,793
2,818	Fortinet, Inc. (a)	192,497
276	Intuit, Inc.	179,400
508	Palo Alto Networks, Inc. (a)	144,338
229	ServiceNow, Inc. (a)	174,590
332	Synopsys, Inc. (a)	189,738
		1,022,356

First Trust Growth Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.6%
1,686	NIKE, Inc., Class B	$158,450
	Total Investments – 98.1%	9,617,957
	(Cost $8,220,003)
	Net Other Assets and Liabilities – 1.9%	189,238
	Net Assets – 100.0%	$9,807,195

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,617,957	$9,617,957	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments
March 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 103.2%
	Aerospace & Defense – 4.1%
273	General Dynamics Corp.	$77,120
148	Lockheed Martin Corp.	67,321
		144,441
	Air Freight & Logistics – 3.7%
533	Expeditors International of Washington, Inc.	64,797
433	United Parcel Service, Inc., Class B	64,357
		129,154
	Beverages – 6.1%
1,136	Coca-Cola (The) Co.	69,500
1,189	Monster Beverage Corp. (a)	70,484
410	PepsiCo, Inc.	71,754
		211,738
	Biotechnology – 5.8%
413	AbbVie, Inc.	75,207
779	Gilead Sciences, Inc.	57,062
73	Regeneron Pharmaceuticals, Inc. (a)	70,262
		202,531
	Capital Markets – 2.0%
176	Moody’s Corp.	69,173
	Chemicals – 6.5%
340	Ecolab, Inc.	78,506
167	Linde PLC	77,541
481	PPG Industries, Inc.	69,697
		225,744
	Commercial Services & Supplies – 2.3%
1,396	Copart, Inc. (a)	80,856
	Communications Equipment – 1.9%
1,326	Cisco Systems, Inc.	66,181
	Consumer Staples Distribution & Retail – 4.2%
98	Costco Wholesale Corp.	71,798
1,256	Walmart, Inc.	75,573
		147,371
	Electronic Equipment, Instruments & Components – 4.4%
696	Amphenol Corp., Class A	80,284
513	TE Connectivity Ltd.	74,508
		154,792
	Financial Services – 4.2%
156	Mastercard, Inc., Class A	75,125
251	Visa, Inc., Class A	70,049
		145,174
	Food Products – 3.7%
997	Archer-Daniels-Midland Co.	62,622
933	Mondelez International, Inc., Class A	65,310
		127,932
	Ground Transportation – 2.1%
1,967	CSX Corp.	72,917

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 2.2%
216	Stryker Corp.	$77,300
	Health Care Providers & Services – 6.2%
311	Cencora, Inc.	75,570
146	Elevance Health, Inc.	75,707
135	UnitedHealth Group, Inc.	66,784
		218,061
	Hotels, Restaurants & Leisure – 2.4%
29	Chipotle Mexican Grill, Inc. (a)	84,296
	Household Durables – 2.3%
542	Garmin Ltd.	80,688
	Household Products – 4.3%
846	Colgate-Palmolive Co.	76,183
461	Procter & Gamble (The) Co.	74,797
		150,980
	Industrial Conglomerates – 2.0%
339	Honeywell International, Inc.	69,580
	Insurance – 6.3%
806	Aflac, Inc.	69,203
341	Marsh & McLennan Cos., Inc.	70,239
902	W.R. Berkley Corp.	79,773
		219,215
	IT Services – 3.7%
187	Accenture PLC, Class A	64,816
884	Cognizant Technology Solutions Corp., Class A	64,788
		129,604
	Machinery – 5.0%
297	Cummins, Inc.	87,511
706	PACCAR, Inc.	87,466
		174,977
	Pharmaceuticals – 1.9%
420	Johnson & Johnson	66,440
	Professional Services – 4.0%
285	Automatic Data Processing, Inc.	71,176
557	Paychex, Inc.	68,400
		139,576
	Semiconductors & Semiconductor Equipment – 1.9%
391	Texas Instruments, Inc.	68,116
	Software – 2.1%
171	Microsoft Corp.	71,943
	Specialty Retail – 6.2%
188	Home Depot (The), Inc.	72,117
494	Ross Stores, Inc.	72,499
712	TJX (The) Cos., Inc.	72,211
		216,827

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 1.7%
355	Apple, Inc.	$60,875
	Total Investments – 103.2%	3,606,482
	(Cost $3,354,613)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.1%
	Put Options Purchased – 0.1%
6	S&P 500® Index	$3,152,610	$4,600.00	04/19/24	1,200
12	S&P 500® Mini Index	630,528	460.00	04/19/24	228
	Total Purchased Options				1,428
	(Cost $25,522)
WRITTEN OPTIONS – (4.2)%
	Call Options Written – (4.2)%
(6)	S&P 500® Index	3,152,610	5,080.00	04/19/24	(118,356)
(12)	S&P 500® Mini Index	630,528	505.00	04/19/24	(27,060)
	Total Call Options Written				(145,416)
	(Premiums received $38,881)
	Put Options Written – (0.0)%
(6)	S&P 500® Index	3,152,610	3,870.00	04/19/24	(360)
(12)	S&P 500® Mini Index	630,528	387.00	04/19/24	(72)
	Total Put Options Written				(432)
	(Premiums received $4,790)
	Total Written Options				(145,848)
	(Premiums received $43,671)

Net Other Assets and Liabilities – 0.9%	33,112
Net Assets – 100.0%	$3,495,174

(a)	Non-income producing security.

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,606,482	$3,606,482	$—	$—
Purchased Options	1,428	1,428	—	—
Total	$3,607,910	$3,607,910	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(145,848)	$(145,416)	$(432)	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
March 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2024 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC or its affiliates (“Licensor”).  Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio.  Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate CoreTM Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate CoreTM Index.  Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash.  Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital StrengthTM Index, The International Capital StrengthTM Index and/or The Growth StrengthTM Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio, the First Trust International Developed Capital Strength Portfolio, the First Trust Growth Strength Portfolio, and the First Trust Capital Strength Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2024 (Unaudited)
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.